Tax on income	12 Months Ended
Dec. 31, 2025
Disclosure Of Tax Expenses [Abstract]
Tax on income
Note 10 – Tax on income

Tax balances presented in the statement of financial position:
	December 31,
	2025	2024	2025
	NIS	NIS	US Dollars

Current tax assets	1,585	744	497
Deferred tax liabilities	(13,331)	(9,888)	(4,179)

	January		December	December
	1, 2025	Change	31, 2025	31, 2025
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(10,819)	(3,293)	(14,112)	(4,424)
Leases	27	12	39	12
Employees benefits	521	86	607	190
Allowance of credit loss	219	(134)	85	27
Carry forward tax losses	164	(114)	50	16
	(9,888)	(3,443)	(13,331)	(4,179)

	January		December	December
	1, 2024	Change	31, 2024	31, 2024
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(5,845)	(4,974)	(10,819)	(3,392)
Leases	19	8	27	8
Employees benefits	501	20	521	163
Allowance of credit loss	317	(98)	219	69
Carry forward tax losses	140	24	164	52
	(4,868)	(5,020)	(9,888)	(3,100)

Taxes on income recognized in profit or loss:

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	22,713	17,347	6,866	7,120
	22,713	17,347	6,866	7,120

Change in deferred taxes	3,443	5,020	670	1,079
	26,156	22,367	7,536	8,199

Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Income before Income taxes	116,587	92,682	39,192	36,548
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	26,815	21,317	9,014	8,405

Tax increments (savings) due to:
Non-deductible expenses	451	2,515	541	141
Temporary differences	(39)	(27)	(19)	(12)
Taxes for previous years	-	-	(268)	-
Tax exempt Income	(909)	(1,299)	(1,224)	(284)
Other	(162)	(139)	(508)	(51)
	26,156	22,367	7,536	8,199

The tax rate applicable to the Company for the years 2023 – 2025 is 23%.